Expense Example, No Redemption - Center Coast Brookfield Midstream Focus Fund - Class C	Sep. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 224
Expense Example, No Redemption, 3 Years	697
Expense Example, No Redemption, 5 Years	1,197
Expense Example, No Redemption, 10 Years	$ 2,572